Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease Commitments
Properties subject to ground leases	6
Future minimum lease payments due under ground leases
2014	$ 1,611
2015	2,205
2016	2,550
2017	2,526
2018	2,504
Thereafter	92,298
Total	103,694
Ground
Lease Commitments
Lease expense	$ 2,892	$ 2,903	$ 2,850